PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund Shareholder Fees	Jun. 30, 2025 USD ($)
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other